COSTS OF REVENUES	12 Months Ended
Dec. 31, 2024
COSTS OF REVENUES
COSTS OF REVENUES

13.      COSTS OF REVENUES

Costs of revenues consists primarily of the cost of inventories and sales-based royalties related to the sale of EVOMELA® and FOLOTYN®, amortization of the intangible asset (License of FOLOTYN®) and write down of inventories to their net realizable value. The Company is obligated to pay certain percentage of the Company’s revenue from EVOMELA® and FOLOTYN® sales as royalties after the commercial launch of the products in 2019 and 2024, respectively.